PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property, Plant and Equipment Abstract [Abstract]
Disclosure of detailed information about property, plant and equipment
Details of the Group’s property, plant and equipment and their carrying amounts are as follows:

	Leasehold improvements	Machinery and equipment	Rolling stock	Computer equipment	Furniture and office equipment	Production moulds	Master patterns and templates	Prototypes	Construction in progress		Total
	$	$	$	$	$	$	$	$	$		$
GROSS CARRYING AMOUNT
Balance at January 1, 2022	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	5,301,919		36,100,046
Additions	35,455,356	52,807,971	1,317,358	4,745,673	529,882	1,978,942	433,228	135,627	38,118,683		135,522,720
Additions - Borrowing Costs	—	515,919	—	—	—	—	—	—	1,034,749		1,550,668
Transfer	462,435	67,455	—	—	—	—	—	—	(529,890)		—
Disposal	—	—	(83,130)	—	—	—	—	—	—		(83,130)
Foreign currency translation adjustment	(283,682)	(1,645,931)	(11,182)	(268,060)	(32,515)	(137,567)	(71,803)	(12,164)	(1,815,403)	—	(4,278,307)
Balance at December 31, 2022	52,688,714	58,166,555	2,531,772	7,470,595	1,010,711	3,304,058	1,327,362	202,172	42,110,058		168,811,997

DEPRECIATION
Balance at January 1, 2022	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—		3,431,888
Depreciation	1,339,208	1,581,078	278,078	781,479	57,878	864,400	81,543	54,428	—		5,038,092
Disposal	—	—	(58,142)	—	—	—	—	—	—		(58,142)
Foreign currency translation adjustment	(143,316)	(84,398)	(6,726)	(74,912)	(7,735)	(37,141)	(6,440)	4,499	—		(356,169)
Balance at December 31, 2022	2,814,583	1,840,519	437,616	1,464,667	146,952	1,073,708	139,988	137,636	—		8,055,669
Carrying amount December 31, 2022	49,874,131	56,326,036	2,094,156	6,005,928	863,759	2,230,350	1,187,374	64,536	42,110,058		160,756,328

GROSS CARRYING AMOUNT
Balance at January 1, 2021	1,966,151	1,988,193	407,579	1,294,565	488,489	416,858	525,953	78,370	—		7,166,158
Additions	15,102,271	4,186,427	905,507	1,702,475	303,078	1,051,343	440,320	—	5,336,280		29,027,701
Transfers	—	283,185	—	—	(283,185)	—	—	–	—		—
Foreign currency translation adjustment	(13,817)	(36,664)	(4,360)	(4,058)	4,962	(5,518)	(336)	339	(34,361)		(93,813)
Balance at December 31, 2021	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	5,301,919		36,100,046

DEPRECIATION
Balance at January 1, 2021	774,384	96,356	120,439	363,142	125,071	114,635	46,954	78,370	—		1,719,351
Depreciation	847,151	165,129	104,269	396,321	54,747	132,470	17,890	—	—		1,717,977
Transfers	—	84,588	—	—	(84,588)	—	—	—	—		—
Foreign currency translation adjustment	(2,844)	(2,234)	(302)	(1,363)	1,579	(656)	41	339	—		(5,440)
Balance at December 31, 2021	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—		3,431,888
Carrying amount December 31, 2021	15,435,914	6,077,302	1,084,320	2,234,882	416,535	1,216,234	901,052	—	5,301,919		32,668,158

Disclosure of depreciation	Depreciation was recognized as follows in the consolidated statements of earnings (loss):

	2022	2021
	$	$
Cost of sales	2,581,448	315,489
Administrative expenses	2,456,644	1,402,488
	5,038,092	1,717,977